Other interest and similar income (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets
Schedule of Other interest and similar income

	2020	2021	2022

Loans and advances to credit institutions	2,997	1,543	8,002
Loans and advances to customers	804	507	785
Debt instruments	8,207	7,017	6,113
	12,008	9,067	14,900